Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Goodwill by Reportable Segment
Changes in goodwill by reportable segment for fiscal 2022, 2023 and 2024 are as follows:

	Millions of yen
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit
Balance at March 31, 2021
Goodwill	¥67,350	¥16,359	¥122,464	¥183	¥5,015	¥10,971
Accumulated impairment losses	(849)	0	0	(39)	0	0
	66,501	16,359	122,464	144	5,015	10,971
Acquired	0	0	0	49,115	0	0
Impairment	0	(191)	0	0	(371)	0
Other (net)*	(54,925)	0	(22,526)	357	0	0

Balance at March 31, 2022
Goodwill	12,425	16,359	99,938	49,655	5,015	10,971
Accumulated impairment losses	(849)	(191)	0	(39)	(371)	0
	11,576	16,168	99,938	49,616	4,644	10,971
Acquired	3,529	0	119,767	4,028	0	0
Impairment	0	0	0	0	0	0
Other (net)*	0	0	(12,954)	4,524	0	0

Balance at March 31, 2023
Goodwill	15,954	16,359	206,751	58,207	5,015	10,971
Accumulated impairment losses	(849)	(191)	0	(39)	(371)	0
	15,105	16,168	206,751	58,168	4,644	10,971
Acquired	0	0	4,241	0	0	0
Impairment	0	0	0	0	0	0
Other (net)*	(54)	0	(35,556)	6,840	(192)	(10,971)

Balance at March 31, 2024
Goodwill	15,900	16,359	175,436	65,047	4,823	0
Accumulated impairment losses	(849)	(191)	0	(39)	(371)	0

	¥15,051	¥16,168	¥175,436	¥65,008	¥4,452	¥0

	Millions of yen
	Aircraft and Ships	ORIX USA	ORIX Europe	Asia and Australia	Corporate	Total
Balance at March 31, 2021
Goodwill	¥587	¥129,812	¥140,497	¥7,792	¥0	¥501,030
Accumulated impairment losses	(587)	(1,494)	0	(2,785)	0	(5,754)
	0	128,318	140,497	5,007	0	495,276
Acquired	0	0	0	0	278	49,393
Impairment	0	0	0	0	0	(562)
Other (net)*	0	12,682	8,773	388	0	(55,251)

Balance at March 31, 2022
Goodwill	587	142,494	149,270	8,180	278	495,172
Accumulated impairment losses	(587)	(1,494)	0	(2,785)	0	(6,316)
	0	141,000	149,270	5,395	278	488,856
Acquired	0	0	0	0	0	127,324
Impairment	0	0	0	0	0	0
Other (net)*	0	10,582	9,318	33	0	11,503

Balance at March 31, 2023
Goodwill	587	153,076	158,588	8,213	278	633,999
Accumulated impairment losses	(587)	(1,494)	0	(2,785)	0	(6,316)
	0	151,582	158,588	5,428	278	627,683
Acquired	0	0	0	0	0	4,241
Impairment	0	0	0	0	0	0
Other (net)*	0	20,298	18,927	554	0	(154)

Balance at March 31, 2024
Goodwill	587	173,374	177,515	8,767	278	638,086
Accumulated impairment losses	(587)	(1,494)	0	(2,785)	0	(6,316)

	¥0	¥171,880	¥177,515	¥5,982	¥278	¥631,770

*	Other (net) includes foreign currency translation adjustments, decreases due to sale of ownership interest in subsidiaries and certain other reclassifications.

Other Intangible Assets
Other intangible assets at March 31, 2023 and 2024 consist of the following:

	Millions of yen
	2023	2024
Indefinite-lived intangible assets:
Trademarks and trade names	¥115,049	¥126,192
Asset management contracts	51,558	57,928
Others	12,375	3,156

	178,982	187,276

Intangible assets subject to amortization:
Software	141,747	142,049
Customer relationships	161,936	184,475
Asset management contracts	104,481	117,043
Others	154,413	165,130

	562,577	608,697
Accumulated amortization	(223,417)	(263,023)

Net	339,160	345,674

	¥518,142	¥532,950